Related parties - Outstanding balances to related parties split on SDFI and other related parties (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		$ 1,291	$ 2,063
Trade and other receivables	[1]	16,933	22,452
Non-current provisions and other liabilities		15,304	15,633
Trade, other payables and provisions		11,870	13,352
Current finance debt		5,996	4,359
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current finance debt		1,242	1,479
Norwegian State's Direct Financial Interests [Member]
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		0	1,461
Trade and other receivables		1,007	1,103
Non-current provisions and other liabilities		850	2,072
Trade, other payables and provisions		1,195	1,419
Current finance debt		893	0
Equity accounted associated companies and other related parties [Member]
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		103	61
Trade and other receivables		49	173
Non-current provisions and other liabilities		0	0
Trade, other payables and provisions		47	60
Current finance debt		0	0
Third parties [Member]
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		1,188	541
Trade and other receivables		15,877	21,176
Non-current provisions and other liabilities		14,454	13,561
Trade, other payables and provisions		10,628	11,873
Current finance debt		$ 5,103	$ 4,359

[1]	Of which Trade receivables of USD 13,017 million in 2023 and USD 17,334 million in 2022.